Details of Significant Accounts - Summary of Long-term Borrowings (Parenthetical) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 27, 2018 USD ($)	Jun. 14, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Sep. 04, 2015 TWD ($)	Sep. 04, 2015 USD ($)	Sep. 01, 2015 TWD ($)	Sep. 01, 2015 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 434,757	$ 14,203			$ 70,050
Undrawn loan facilities amount	$ 6,632	216			2,750
Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted quick ratio | $ / shares	$ 2.25
Adjusted tangible net		12,000
Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted quick ratio | $ / shares	$ 1.00
Note 1 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 37,277	1,218			37,750			$ 37,750	$ 1,233
Long-term loan contract period	September 2015 to September 2035
Interest payment description on long-term borrowing	The interest is payable monthly for the first 3 years and payable monthly along with the same amount of principal starting from the fourth year.
Note 2 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 28,900	$ 944			$ 32,300	$ 34,000	$ 1,111
Long-term loan contract period	September 2015 to September 2022
Interest and principal payment description	The interest is payable monthly for the first 2 years and payable semi-annually along with 5% (NT$1,700 thousand (US$56 thousand)) of the principal starting from September 2017. The remaining 50% of principal (NT$17,000 thousand (US$555 thousand)) is required to be repaid in September 2022.
Note 3 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings				$ 12,000
Long-term loan contract period	June 2018 to December 2020
Interest and principal payment description	The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from January 2019. The Company had repaid the loan in full amount in November 2018.
Note 4 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings			$ 12,000
Long-term loan contract period	December 2018 to June 2020
Interest and principal payment description	The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from July 2019.